Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
Leases

PSE leases buildings and assets under operating leases.    Certain leases contain purchase options, renewal options and escalation provisions.  Operating lease expense net of sublease receipts were:

(Dollars in Thousands)
At December 31,
2011	$24,789
2010	22,493
2009	31,747

Payments received for the subleases of properties was approximately $0.1 million for each of the years ended 2011, 2010 and 2009.
Future minimum lease payments for non-cancelable leases net of sublease receipts are:

(Dollars in Thousands) At December 31,	Operating	Capital
2012	$13,873	$8,160
2013	14,131	8,160
2014	12,964	8,160
2015	13,008	8,160
2016	14,881	2,718
Thereafter	59,238	—
Total minimum lease payments	$128,095	$35,358

PSE leased a portion of its owned natural gas transmission pipeline infrastructure under a non-cancelable operating lease to a third party which expired in 2009.